Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000021813 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$68	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 68	[1]
Expense Ratio, Percent	1.23%	[1],[2]
Net Assets	$ 177,000,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021812 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$63	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 63	[3]
Expense Ratio, Percent	1.13%	[3],[4]
Net Assets	$ 177,000,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021811 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$54	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[5]
Expense Ratio, Percent	0.98%	[5],[6]
Net Assets	$ 177,000,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021814 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$51	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[7]
Expense Ratio, Percent	0.98%	[7],[8]
Net Assets	$ 201,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021815 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$59	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[9]
Expense Ratio, Percent	1.13%	[9],[10]
Net Assets	$ 201,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021816 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$64	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 64	[11]
Expense Ratio, Percent	1.23%	[11],[12]
Net Assets	$ 201,000,000
Holdings Count | Holding	780
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021819 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$69	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 69	[13]
Expense Ratio, Percent	1.29%	[13],[14]
Net Assets	$ 137,000,000
Holdings Count | Holding	1,005
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021818 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$64	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 64	[15]
Expense Ratio, Percent	1.19%	[15],[16]
Net Assets	$ 137,000,000
Holdings Count | Holding	1,005
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021817 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$56	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[17]
Expense Ratio, Percent	1.04%	[17],[18]
Net Assets	$ 137,000,000
Holdings Count | Holding	1,005
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021820 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$58	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[19]
Expense Ratio, Percent	1.07%	[19],[20]
Net Assets	$ 292,000,000
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021821 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$66	1.22%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 66	[21]
Expense Ratio, Percent	1.22%	[21],[22]
Net Assets	$ 292,000,000
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021822 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$71	1.32%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 71	[23]
Expense Ratio, Percent	1.32%	[23],[24]
Net Assets	$ 292,000,000
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021825 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[25]
Expense Ratio, Percent	0.97%	[25],[26]
Net Assets	$ 709,000,000
Holdings Count | Holding	1,935
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021824 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[27]
Expense Ratio, Percent	0.87%	[27],[28]
Net Assets	$ 709,000,000
Holdings Count | Holding	1,935
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021823 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[29]
Expense Ratio, Percent	0.72%	[29],[30]
Net Assets	$ 709,000,000
Holdings Count | Holding	1,935
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109742 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$31	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 31	[31]
Expense Ratio, Percent	0.61%	[31],[32]
Net Assets	$ 546,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$546M
Total number of portfolio holdings	184
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	58.4%
Foreign Government Obligations	9.8%
Collateralized Mortgage Obligations	8.7%
Short-Term Investments	6.3%
Other Asset Backed Securities	3.2%
Banks	2.8%
Electric	1.8%
Diversified Financial Services	1.5%
Insurance	1.2%
REITS	0.7%
Pharmaceuticals	0.6%
Healthcare-Services	0.6%
Biotechnology	0.6%
Software	0.5%
Computers	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021826 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[33]
Expense Ratio, Percent	0.86%	[33],[34]
Net Assets	$ 546,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$546M
Total number of portfolio holdings	184
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	58.4%
Foreign Government Obligations	9.8%
Collateralized Mortgage Obligations	8.7%
Short-Term Investments	6.3%
Other Asset Backed Securities	3.2%
Banks	2.8%
Electric	1.8%
Diversified Financial Services	1.5%
Insurance	1.2%
REITS	0.7%
Pharmaceuticals	0.6%
Healthcare-Services	0.6%
Biotechnology	0.6%
Software	0.5%
Computers	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021841 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$52	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 52	[35]
Expense Ratio, Percent	0.97%	[35],[36]
Net Assets	$ 301,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021840 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$47	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 47	[37]
Expense Ratio, Percent	0.87%	[37],[38]
Net Assets	$ 301,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109743 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$39	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[39]
Expense Ratio, Percent	0.72%	[39],[40]
Net Assets	$ 301,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171551 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[41]
Expense Ratio, Percent	0.12%	[41],[42]
Net Assets	$ 538,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$538M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021842 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[43]
Expense Ratio, Percent	0.37%	[43],[44]
Net Assets	$ 538,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$538M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021843 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[45]
Expense Ratio, Percent	0.37%	[45],[46]
Net Assets	$ 551,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$551M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171552 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[47]
Expense Ratio, Percent	0.12%	[47],[48]
Net Assets	$ 551,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$551M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171553 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[49]
Expense Ratio, Percent	0.13%	[49],[50]
Net Assets	$ 314,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021844 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$20	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[51]
Expense Ratio, Percent	0.38%	[51],[52]
Net Assets	$ 314,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021845 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[53]
Expense Ratio, Percent	0.39%	[53],[54]
Net Assets	$ 264,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$264M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171554 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$7	0.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[55]
Expense Ratio, Percent	0.14%	[55],[56]
Net Assets	$ 264,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$264M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021852 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$48	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[57]
Expense Ratio, Percent	0.88%	[57],[58]
Net Assets	$ 214,000,000
Holdings Count | Holding	1,788
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021853 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$56	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[59]
Expense Ratio, Percent	1.03%	[59],[60]
Net Assets	$ 214,000,000
Holdings Count | Holding	1,788
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021854 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$62	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 62	[61]
Expense Ratio, Percent	1.14%	[61],[62]
Net Assets	$ 214,000,000
Holdings Count | Holding	1,788
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021860 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$60	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 60	[63]
Expense Ratio, Percent	1.04%	[63],[64]
Net Assets	$ 331,000,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021859 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$55	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[65]
Expense Ratio, Percent	0.94%	[65],[66]
Net Assets	$ 331,000,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021858 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$46	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[67]
Expense Ratio, Percent	0.79%	[67],[68]
Net Assets	$ 331,000,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021864 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[69]
Expense Ratio, Percent	0.87%	[69],[70]
Net Assets	$ 327,000,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021865 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[71]
Expense Ratio, Percent	1.02%	[71],[72]
Net Assets	$ 327,000,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021866 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$58	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[73]
Expense Ratio, Percent	1.12%	[73],[74]
Net Assets	$ 327,000,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[2]	Annualized
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[4]	Annualized
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[12]	Annualized
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[14]	Annualized
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[16]	Annualized
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[18]	Annualized
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[20]	Annualized
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[22]	Annualized
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[24]	Annualized
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[26]	Annualized
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[28]	Annualized
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[30]	Annualized
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[32]	Annualized
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[34]	Annualized
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[36]	Annualized
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[38]	Annualized
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[40]	Annualized
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[42]	Annualized
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[44]	Annualized
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[46]	Annualized
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[48]	Annualized
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[50]	Annualized
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[52]	Annualized
[53]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[54]	Annualized
[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[56]	Annualized
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[58]	Annualized
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[60]	Annualized
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[62]	Annualized
[63]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[64]	Annualized
[65]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[66]	Annualized
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[68]	Annualized
[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[70]	Annualized
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[72]	Annualized
[73]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[74]	Annualized